Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Jun. 29, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key		dei_EntityCentralIndexKey	0000908186
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jun. 29, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2014
Prospectus Date		rr_ProspectusDate	Aug. 01, 2014
AC Alternatives™ Market Neutral Value Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	AC Alternatives™ Market Neutral Value Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth, independent of equity market conditions.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 521% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	521.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund’s long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies’ values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund’s short positions. In addition, the fund may take long or short positions in exchange traded funds or other securities that provide exposure to market or sector indices, underlying commodities or commodity indices the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s long portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.
Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities. In addition, there may be times when the fund holds a significant portion of its assets in cash or cash equivalents.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

•
Multi-Cap Investing — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.

•
Style Risk — If the market does not consider the individual stocks purchased for the fund’s long portfolio to be undervalued and the stocks comprising the fund’s short portfolio to be overvalued, the value of the fund’s shares may decline, even if stock prices generally are rising.

•
Failure to Maintain Market Neutrality — Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Short Sales Risk — If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Foreign Securities — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities.

•
Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	(3Q 2012): 2.24% Lowest Performance Quarter (2Q 2012): -0.39% As of June 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.78%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2013
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

AC Alternatives™ Market Neutral Value Fund | Barclays U.S. 1-3 Month Treasury Bill Index
Prospectus:		rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label		rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	0.05%
Since Inception		rr_AverageAnnualReturnSinceInception	0.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVVX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.34%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.42%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	4.12%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 415
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,313
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,220
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,521
Annual Return 2012		rr_AnnualReturn2012	4.03%
Annual Return 2013		rr_AnnualReturn2013	2.99%
Year to Date Return, Label		rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.78%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.24%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.39%)
Label		rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.99%
Since Inception		rr_AverageAnnualReturnSinceInception	3.70%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	2.40%
Since Inception		rr_AverageAnnualReturnSinceInception	3.07%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
AC Alternatives™ Market Neutral Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:		rr_ProspectusTable
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	1.97%
Since Inception		rr_AverageAnnualReturnSinceInception	2.78%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
AC Alternatives™ Market Neutral Value Fund | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVKX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.34%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.22%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	3.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 395
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,256
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,128
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,359
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	3.28%
Since Inception		rr_AverageAnnualReturnSinceInception	3.93%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
AC Alternatives™ Market Neutral Value Fund | A CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVQX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.34%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.67%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	4.37%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 990
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,880
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,773
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 5,023
Label		rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	(3.22%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.65%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
AC Alternatives™ Market Neutral Value Fund | C CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVHX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.34%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	5.42%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	5.12%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 513
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,593
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,661
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 5,281
Label		rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	1.93%
Since Inception		rr_AverageAnnualReturnSinceInception	2.67%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
AC Alternatives™ Market Neutral Value Fund | R CLASS
Prospectus:		rr_ProspectusTable
Trading Symbol		dei_TradingSymbol	ACVWX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	2.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.34%
Component3 Other Expenses		rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	2.49%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	4.92%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	4.62%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 464
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,454
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,443
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,911
Label		rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	2.41%
Since Inception		rr_AverageAnnualReturnSinceInception	3.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011

[1]	The advisor has agreed to waive 0.30 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	Purchases of $1,000,000 or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.